General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
		Year ended December 31,
	2019	2018
	$	$
Wages, benefits and consulting	(7,723)	(6,533)
Office, rent and administration	(800)	(1,527)
Professional and legal	(452)	(1,308)
Share-based payments	(1,789)	(1,258)
Travel, marketing, investor relations and regulatory	(966)	(987)
Other	(98)	(47)
Total	(11,828)	(11,660)